Related Party Transactions (Details 2) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Wuwei Ganxin [Member] USD ($)	Jun. 30, 2013 Wuwei Ganxin [Member] CNY	Jun. 30, 2012 Wuwei Ganxin [Member] CNY	Jun. 30, 2011 Wuwei Ganxin [Member] CNY	Jun. 30, 2013 Beijing Zhongnong [Member] USD ($)	Jun. 30, 2013 Beijing Zhongnong [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] CNY	Jun. 30, 2013 Ngai Tahu [Member] USD ($)	Jun. 30, 2013 Ngai Tahu [Member] CNY	Jun. 30, 2012 Ngai Tahu [Member] CNY	Jun. 30, 2011 Ngai Tahu [Member] CNY	Jun. 30, 2013 Officers and Directors Of Pgw [Member] USD ($)	Jun. 30, 2013 Officers and Directors Of Pgw [Member] CNY	Jun. 30, 2012 Officers and Directors Of Pgw [Member] CNY	Jun. 30, 2011 Officers and Directors Of Pgw [Member] CNY	Jun. 30, 2013 New Hope International Hong Kong Ltd [Member] USD ($)	Jun. 30, 2013 New Hope International Hong Kong Ltd [Member] CNY	Jun. 30, 2012 New Hope International Hong Kong Ltd [Member] CNY	Jun. 30, 2011 New Hope International Hong Kong Ltd [Member] CNY	Jun. 30, 2013 Share holder [Member] USD ($)	Jun. 30, 2013 Share holder [Member] CNY	Jun. 30, 2012 Share holder [Member] CNY	Jun. 30, 2011 Share holder [Member] CNY
Amounts due from related parties	$ 503	3,089	13,980	98,032	$ 0	0	9,105	10,018	$ 0	0	4,875	9,610	$ 0	0	0	78,404					$ 503	3,089	0	0
Due to Related Parties	$ 2,072	12,713	4,520	40,503					$ 0	0	4,114	10,622					$ 31	189	406	29,881					$ 2,041	12,524	0	0